INCOME TAX (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE

The components of income tax expense were as follows:

	For the Years Ended March 31,
	2024	2025	2026
	US$	US$	US$

Current income tax	1,051,644	853,048	193,117
Over provision of current taxation in respect of prior year	(5,508)	(26,782)	(29,659)
Deferred income tax	(625)	(340)	(7,750)
	1,045,511	825,926	155,708

SCHEDULE OF RECONCILIATION OF TOTAL INCOME TAX RATE TO THE EFFECTIVE INCOME TAX RATE

The reconciliation of total income tax rate to the effective income tax rate based on income before income taxes for the years ended Mar 31, 2024, 2025 and 2026 are as follows:

	For the Years Ended March 31,
	2024	2025	2026
	US$	US$	US$

Income before tax expenses:	5,999,995	4,668,811	(1,160,962)

Tax at Singapore statutory rate of 17%*	1,019,999	793,698	(197,364)
Tax effect of expenses that are not deductible in determining taxable profit	26,989	51,953	140,479
Non-taxable income	(26,850)	(21,389)	(19,560)
Current year loss for which deferred tax asset is not recognized	19,080	-	-
Tax exemption	(12,959)	(15,052)	(36,908)
Overprovision current taxation in respect of prior year	(5,508)	(26,782)	(29,659)
Overprovision of deferred tax assets for prior year	(102)	-	-
Effect of Different Tax Rates in Other Jurisdiction	-	43,498	307,574
Others	24,862	-	-
Reversal arising from amortization of acquired customer relationship intangible assets	-	-	(8,854)
	1,045,511	825,926	155,708

*	The Company has reconciled to the Singapore statutory tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.